Supplement to the
Fidelity® SAI Inflation-Protected Bond Index Fund
August 15, 2024
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Description of the Trust" section.
Independent Registered Public Accounting Firm.
PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit, tax, and related services.

SPB-SSTK-1024-100-1.9918366.100	October 9, 2024